Cash Flow Information - Schedule of Net Cash Flows from Operating Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Income taxes paid, net of recoveries	$ 143.6	$ 91.2
Interest paid, net of receipts	$ 83.5	$ 61.1